Intangible Assets (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Note 5. Intangible Assets
Intangible assets, net consisted of the following as of September 30, 2024:

(in thousands)	Gross Value	Accumulated Amortization	Net Value	Weighted Average Remaining Amortization Period (In Years)
Patents/Intellectual Property	$462	$(197)	$265	5.5
Total	$462	$(197)	$265

Intangible assets, net consisted of the following as of December 31, 2023:

(in thousands)	Gross Value	Accumulated Amortization	Net Value	Weighted Average Remaining Amortization Period (In Years)
Patents/Intellectual Property	$519	$(177)	$341	6.3
Total	$519	$(177)	$341

Amortization expense related to intangible assets was $13 thousand and $42 thousand for the three and nine months ended September 30, 2024, respectively, and $13 thousand and $40 thousand for the three and nine months ended September 30, 2023, respectively.
As of September 30, 2024, the future estimated amortization expense related to intangible assets is as follows:

(in thousands)
Remainder of 2024	$13
2025	52
2026	52
2027	52
2028	44
Thereafter	52
Total	$265

Note 5. Intangible Assets
Intangible assets, net consisted of the following as of December 31, 2023:

(in thousands)	Gross Value	Accumulated Amortization	Net Value	Weighted Average Remaining Amortization Period (In Years)
Patents/Intellectual Property	$519	$(177)	$341	6.3
Total	$519	$(177)	$341

Intangible assets, net consisted of the following as of December 31, 2022:

(in thousands)	Gross Value	Accumulated Amortization	Net Value	Weighted Average Remaining Amortization Period (In Years)
Patents/Intellectual Property	$461	$(124)	$337	7.0
Total	$461	$(124)	$337

Amortization expense related to intangible assets was $0.05 million and $0.11 million for the years ended December 31, 2023 and 2022, respectively.
As of December 31, 2023, the future estimated amortization expense related to intangible assets is as follows:

(in thousands)
2024	$58
2025	58
2026	58
2027	58
2028	49
Thereafter	60
Total	$341